Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Long term investments	$ 551,628	$ 344,876
Liabilities:
Warrant liabilities	4,311
Public Warrants [Member]
Liabilities:
Warrant liabilities	1,950
Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	2,361
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Long term investments
Liabilities:
Warrant liabilities	1,950
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities	1,950
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Long term investments
Liabilities:
Warrant liabilities
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Long term investments	551,628
Liabilities:
Warrant liabilities	2,361
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	$ 2,361